INVESTMENT AND MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities
		December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$160,063	$-	$11,714	$148,349
Municipal obligations	3,035	83	103	3,015
Corporate securities	1,920	658	-	2,578

	$165,018	$741	$11,817	$153,942

		December 31, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$192,247	$550	$92	$192,705
Municipal obligations	3,037	222	1	3,258

	$195,284	$772	$93	$195,963

Schedule of investments securities classified by contractual maturity date
	December 31,
	2013	2012
	(In thousands)

Less than one year	$-	$145,210
One to five years	33,882	28,198
Five to ten years	41,376	11,175
More than ten years	87,840	10,701
	163,098	195,284
Corporate securities	1,920	-
	$165,018	$195,284

Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities
		December 31, 2013
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$677	$34	$1	$710
Federal National Mortgage Association adjustable-rate participation certificates	5,940	40	36	5,944
Government National Mortgage Association adjustable-rate participation certificates	2,622	85	-	2,707

	$9,239	$159	$37	$9,361

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$253	$8	$-	$261
Federal National Mortgage Association adjustable-rate participation certificates	212	6	-	218
Government National Mortgage Association adjustable-rate participation certificates	2,651	100	-	2,751

	$3,116	$114	$-	$3,230

		December 31, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$925	$129	$1	$1,053
Federal National Mortgage Association adjustable-rate participation certificates	1,738	46	1	1,783
Government National Mortgage Association adjustable-rate participation certificates	3,136	57	-	3,193

	$5,799	$232	$2	$6,029

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$318	$7	$1	$324
Federal National Mortgage Association adjustable-rate participation certificates	296	9	-	305
Government National Mortgage Association adjustable-rate participation certificates	2,967	176	-	3,143

	$3,581	$192	$1	$3,772

Schedule of amortized cost of mortgage-backed securities, including those designated as available for sale, by contractual terms to maturity
	December 31,
	2013	2012
	(In thousands)

Due in one year or less	$811	$485
Due in one year through five years	3,413	2,044
Due in five years through ten years	4,665	2,804
Due in more than ten years	3,466	4,047

	$12,355	$9,380

Schedule of unrealized loss position

				December 31, 2013
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
	(Dollars in thousands)
U.S. Government agency securities	24	$128,462	$9,108	4	$19,887	$2,606	28	$148,349	$11,714
Municipal obligations	1	181	2	1	321	101	2	502	103
Corporate securities	-	-	-	-	-	-	-	-	-
Mortgage-backed securities	10	4,720	36	6	101	1	16	4,821	37

Total temporarily impaired securities	35	$133,363	$9,146	11	$20,309	$2,708	46	$153,672	$11,854

				December 31, 2012
	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	holding losses	investments	value	holding losses	investments	value	holding losses
				(Dollars in thousands)

U.S. Government agency securities	4	$22,401	$92	-	$-	$-	4	$22,401	$92
Municipal obligations	-	-	-	1	714	1	1	714	1
Mortgage-backed securities	3	13	1	13	272	2	16	285	3

Total temporarily impaired securities	7	$22,414	$93	14	$986	$3	21	$23,400	$96